Property and Equipment (Details) - Schedule of property and equipment - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost
Balance at beginning	$ 847,815	$ 767,327
Additions	134,379	80,488
Disposals	(4,162)
Write-off	(1,823)
Balance at ending	976,209	847,815
Depreciation
Balance at beginning	579,762	429,026
Charge for the year (note 8)	155,742	150,736
Disposals
Write-off	(35,620)
Balance at ending	699,884	579,762
Net carrying amount
Balance at ending	276,325	268,053
General installations [Member]
Cost
Balance at beginning	616,947	568,712
Additions	204	48,235
Disposals
Write-off	(1,823)
Balance at ending	615,328	616,947
Depreciation
Balance at beginning	417,996	300,128
Charge for the year (note 8)	111,538	117,868
Disposals
Write-off	(14,104)
Balance at ending	515,430	417,996
Net carrying amount
Balance at ending	99,898	198,951
Office and Computer equipment [Member]
Cost
Balance at beginning	180,598	160,571
Additions	131,679	20,027
Disposals	(4,162)
Write-off
Balance at ending	308,115	180,598
Depreciation
Balance at beginning	124,106	100,052
Charge for the year (note 8)	37,337	24,054
Disposals
Write-off	(17,055)
Balance at ending	144,388	124,106
Net carrying amount
Balance at ending	163,727	56,492
Furniture & fixture [Member]
Cost
Balance at beginning	50,270	38,044
Additions	2,496	12,226
Disposals
Write-off
Balance at ending	52,766	50,270
Depreciation
Balance at beginning	37,660	28,846
Charge for the year (note 8)	6,867	8,814
Disposals
Write-off	(4,461)
Balance at ending	40,066	37,660
Net carrying amount
Balance at ending	$ 12,700	$ 12,610